FUNDING DEBTS - Asset-backed securitized debts (Details) - CNY (¥) ¥ in Millions	1 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Collateral Pledge
Debt obligations
Financing receivables pledged as collaterals		¥ 0.0	¥ 16.4
Asset backed securitization plan ("ABS Plan") | Institutional Funding Partner
Debt obligations
Interest rate (as a percent)	5.05%
Percentage of total securities purchased	91.50%
Asset backed securitization plan ("ABS Plan") | Collateral Pledge
Debt obligations
Short term financing receivables pledged as collaterals			199.8
Long term financing receivables pledged as collaterals			¥ 0.2
Financing receivables pledged as collaterals		¥ 0.0
Asset backed securitization plan ("ABS Plan") | Assets-backed securitized debts
Debt obligations
Securities purchased	¥ 17.0
Interest rate (as a percent)	8.50%
Asset backed securitization plan ("ABS Plan") | Assets-backed securitized debts | Institutional Funding Partner
Debt obligations
Securities purchased	¥ 183.0